CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 1,230,259	$ 2,543,898	$ 1,386,502
Accounts receivable - trade, net	89,962	74,180	108,170
Accounts receivable - related party, net		0	2,032
Inventories, net	451,994	397,804	528,009
Deferred charges, net	10,128	10,128	439,203
Prepaid expenses and other current assets	12,787	14,077	37,988
Total current assets	1,795,130	3,040,087	2,501,904
Fixed assets, net	75,243	72,981	49,485
Security deposits	33,940	33,940	17,977
Deferred charges, net	2,360	4,892	15,020
Total assets	1,906,673	3,151,900	2,584,386
Current liabilities
Accounts payable	380,283	263,379	483,879
Accounts payable - related party	11,103	52,636	29,703
Loans from shareholders	9,000	9,000	9,000
Convertible promissory notes	1,510,000	1,185,000	578,681
Capital lease obligation - current portion	3,167	3,739	0
Customer deposits	41,584	41,584	38,505
Accrued interest payable	36,306	28,676	126,232
Accrued expenses	181,427	190,782	122,790
Total current liabilities	2,792,870	2,394,796	5,146,872
Due to related party	94,827	96,181	101,524
Convertible promissory notes - noncurrent portion		525,000	1,881,000
Capital lease obligation - noncurrent portion	5,690	6,654	0
Warrant liability		0	498,976
Total liabilities	3,099,387	3,028,631	7,783,372
Commitments and contingencies
Stockholders' equity (deficiency)
Common stock, $0.001 par value; 300,000,000 authorized shares; 64,807,343 and 64,638,372 shares issued and outstanding at March 31, 2013 and December 31, 2012, respectively	64,807	64,638	47,160
Additional paid-in capital	40,483,207	40,372,764	24,651,344
Non-controlling interest	(2,002,904)	(1,814,388)	(1,674,105)
Accumulated deficit	(39,737,824)	(38,499,745)	(28,223,385)
Total stockholders' equity (deficiency)	(1,192,714)	123,269	(5,198,986)
Total liabilities and stockholders' equity (deficiency)	1,906,673	3,151,900	2,584,386
All Other [Member]
Current liabilities
Convertible promissory notes	620,000	620,000
Convertible promissory notes - noncurrent portion	6,000	6,000
Related Party Transactions [Member]
Current liabilities
Convertible promissory notes - noncurrent portion	$ 200,000	$ 525,000